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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                            Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                   Pioneer Floating Rate Trust

                   SCHEDULE OF INVESTMENTS 2/28/07 (unaudited)

     Principal
     Amount
     USD ($)                                            Value


                   SENIOR SECURED FLOATING RATE LOAN
                   INTERESTS  - 133.0%  of Net Assets*
                   Aerospace - 7.2%
     3,430,328     American Airlines, Inc., Term F $         3,473,207
     4,099,150     AWAS Capital, Inc., First Prior             4,088,902
     28,731        DeCrane Aircraft Holdings, Inc.                   28,875
     2,971,269     DeCrane Aircraft Holdings, Inc.              2,986,125
     4,708,333     Delta Airlines, Inc., DIP, Term               4,741,814
     4,912,500     DynCorp International, LLC (Di              4,957,533
     1,322,259     Hunter Defense Holdings, Inc.,               1,330,524
     990,000       IAP Worldwide Services, Inc., F              1,004,850
     6,000,000     Northwest Airlines, Inc., DIP,               6,042,186
     3,000,000     US Airways, Inc., Term Loan, 8.              3,024,108
     3,000,000     Vought Aircraft Industries, Inc             3,030,000
                                                   $       34,708,124
                   Broadcasting - 5.7%
     12,686,01(a)  Millennium Digital Media System $        12,717,734
     742,500       Montecito Broadcast Group, LLC,                747,605
     1,000,000     NEP II, Inc., Term Loan B, 7.59                 1,011,719
     7,000,000     Paxson Communications Corp., Fi              7,170,625
     2,000,000     Riverdeep Interactive Learning               2,021,458
     3,848,027     Young Broadcasting, Inc., Term              3,866,067
                                                   $      27,535,208
                   Cable/Wireless Video - 5.8%
     2,000,000     Century Cable Holdings, LLC, Re $          1,980,000
     46,826        Century Cable Holdings, LLC, Te                    45,841
     2,000,000     Cequel Communications, LLC, NC              2,002,500
     6,000,000     Cequel Communications, LLC, Ter             6,067,032
     6,252,915     Charter Communications Operatin             6,304,895
     3,000,000     Insight Midwest Holdings, LLC,               3,032,814
     991,990       Knology, Inc., New Term Loan, 7              1,000,670
     3,082,495(a)  Knology, Inc., Second Lien Term              3,560,281
     4,000,000     WideOpenWest Finance, LLC, Firs              4,039,168
                                                   $       28,033,201
                   Chemicals - 0.6%
     83,333        Basell  BV, Facility USD Term L $               84,473
     83,333        Basell  BV, Facility USD Term L                   84,806
     416,667       Basell USA, Inc., Facility Term                 421,680
     416,667       Basell USA, Inc., Facility Term                 421,680
     736,756       Lucite International U.S. Finco                745,505
     1,000,000     Panda Hereford Ethanol, L.P., T                990,000
                                                   $          2,748,144
                   Consumer - Durables - 0.2%
     954,067       Rexair, LLC, First Lien Term Lo $            954,067

                   Consumer - Non-Durables - 2.9%
     2,268,000     Camelbak Products, LLC, First L $          2,237,761
     3,325,442     CEI Holdings, Inc. (Cosmetic Es             3,333,755
     1,000,000     GTM Holding, Inc. (GoldToe), Fi               1,010,000
     2,778,214     Hanesbrands, Inc., Term Loan B,             2,806,866
     429,361       Polaroid Corp., Term Loan, 12.3                 431,508
     1,000,000     Solo Cup Co., Second Lien Term               1,024,375
     997,429       Solo Cup Co., Term Loan B-1, 8.               1,014,028
     2,000,000     Spectrum Brands, Dollar Term Lo             2,023,036
                                                   $        13,881,329
                   Consumer - Products - 0.2%
     1,000,000     Yankee Candle Co., Inc., Term L $            1,011,250

                   Diversified Media - 5.9%
     7,556,757     ALM Media Holdings, Inc., First $          7,579,193
     997,500       Nielsen Finance, LLC, Dollar Te              1,008,384
     9,212,500     MGM Holdings II, Inc./LOC Acqui             9,304,625
     982,500       North American Membership Group                962,850
     2,000,000     Penton Media Holdings, Inc., Fi              2,021,666
     2,000,000     Penton Media Holdings, Inc., Se              2,041,250
     3,994,949     Sunshine Acquisition Ltd., Firs              4,026,162
     1,462,500     Wallace Theater Corp. (Hollywoo               1,477,125
                                                   $       28,421,255

                   Energy - 6.9%
     8,915,281     ATP Oil & Gas Corp., First Lien $         8,998,862
     486,486       Coffeyville Resources, LLC, Fun                493,784
     2,513,514     Coffeyville Resources, LLC, Tra             2,532,365
     3,000,000     Connacher Finance Corp., Term L             3,026,250
     3,000,000     Endeavour International Holding             3,090,000
     2,000,000     Forest Alaska Operating, LLC, F              2,017,500
     1,990,000     Hawkeye Renewables, LLC, First                1,934,031
     1,000,000     IFM (U.S.) Colonial Pipeline 2                1,012,500
     2,000,000     Monitor U.S. Finco, Inc., Secon              2,003,126
     3,000,000     Paramount Resources, Ltd., Term             2,992,500
     359,399       SemCrude, L.P., U.S. Term Loan,                362,993
     1,980,000     TARH E&P Holdings, L.P., Second              1,984,950
     1,000,000     Total Safety U.S., Inc., First               1,005,000
     1,000,000     Venoco, Inc., Second Lien Term                1,012,500
     1,000,000     Volnay Acquisition Co. I (CGG),                1,010,313
                                                   $      33,476,674
                   Financial - 0.8%
     1,000,000     ARG Holdings, Inc. (Alliant Res $           1,016,250
     1,903,715     FleetCor Technologies Operating               1,917,992
     992,500       HMSC Corp., First Lien Term Loa              1,007,388
                                                   $          3,941,630
                   Food & Drug - 1.3%
     4,352,637     Jean Coutu Group (PJC), Inc., T $          4,364,146
     2,000,000     Roundy's Supermarkets, Inc., Tr              2,019,000
                                                   $          6,383,146
                   Food & Tobacco - 3.6%
     684,482       AFC Enterprises, Inc., Tranche  $             689,615
     1,000,000     Aramark Canada Ltd., Canadian T                1,011,250
     197,524       Aramark Corp., LC Facility, 7.4                 199,784
     2,802,476     Aramark Corp., U.S. Term Loan,              2,834,530
     2,152,727     Carrols Corp., Term Loan B, 7.8               2,165,510
     994,949       Chiquita Brands, LLC, Term Loan                1,012,361
     1,843,049     Commonwealth Brands, Inc., Term              1,853,877
     186,047       Dole Food Co., Inc., Credit Lin                 186,407
     415,465       Dole Food Co., Inc., Tranche B                  416,270
     1,760,000     National Distributing Co., Inc.              1,764,400
     3,000,000     Nellson Nutraceutical, Inc., Fi             2,937,000
     982,187       New World Restaurant Group, Inc                984,643
     1,384,884     Solvest, Ltd., (Dole), Tranche               1,387,568
                                                   $        17,443,215
                   Forest Products/Containers - 1.6%
     7,915,038     Georgia-Pacific LLC, Term Loan  $         7,997,077

                   Gaming & Leisure - 6.0%
     1,085,000(b)  BRE/ESA Mezz5, LLC, Mezzanine D $           1,087,712
     5,915,000(b)  BRE/Homestead Mezz4, LLC, Mezza              5,915,000
     5,000,000     Edge Las Vegas Development, LLC             5,025,000
     400,000       Fontainebleu Florida Hotel, LLC                400,000
     1,481,250     Kuilima Resort Co. (Turtle Bay)              1,476,066
     5,486,897     Lake at Las Vegas Joint Venture             5,533,437
     1,500,000     Lakes Gaming and Resorts, LLC,                1,518,750
     2,000,000     Penn National Gaming, Inc., Ter              2,017,500
     1,967,862     Pivotal Promontory, LLC, First                1,965,197
     1,481,222     Trump Entertainment Resorts Hol              1,496,034
     600,000       Turnberry/Las Vegas Boulevard,                 600,000
     1,820,800     Yellowstone Mountain Club, LLC,              1,824,442
                                                   $       28,859,138
                   Healthcare - 17.0%
     5,178,462     Alliance Imaging, Inc., Tranche $           5,212,122
     990,000       Capella Healthcare, Inc., First                999,900
     4,395,339     CCS Medical, Inc. (Chronic Care             4,370,224
     800,000       CHG Acquisition Corp., First Li                809,500
     1,000,000     CHG Acquisition Corp., Second L               1,017,500
     200,000       CHG Acquisition Corp., Syntheti                202,375
     1,990,000     DSI Renal, Inc. (National Renal              1,997,463
     142,857       Fenwal, Inc., First Lien Delaye                  144,134
     857,143       Fenwal, Inc., Initial First Lie                864,804
     5,000,000     FHC Health Systems, Inc., Third              5,150,000
     2,977,500     Golden Gate National Senior Car              2,999,212
     2,000,000     Golden Gate National Senior Car             2,040,000
     1,000,000     Graceway Pharmaceuticals, LLC,               1,009,063
     21,000,000    HCA, Inc., Tranche B Term Loan,           21,274,743
     1,000,000     Health Management Associates, I               1,009,010
     2,985,000     HealthSouth Corp., Term Loan B,              3,016,545
     2,258,929     MMM Holding, Inc./NAMM Holdings              2,196,809
     294,965       MMM Holding, Inc./NAMM Holdings                286,853
     531,513       MMM Holding, Inc./NAMM Holdings                 516,896
     51,423        MMM Holding, Inc./NAMM Holdings                   50,009
     1,851,244     MMM Holding, Inc./NAMM Holdings              1,800,335
     1,889,091     QTC Acquisition, Inc., First Li              1,894,994
     3,970,000     Quintiles Transnational Corp.,              3,983,026
     2,352,456     Reliant Pharmaceuticals, Inc.,              2,375,980
     1,975,618     Renal Advantage, Inc., Tranche               1,997,844
     429,954       Rural/Metro Operating Co., LLC,                433,447
     1,478,328     Rural/Metro Operating Co., LLC,              1,490,340
     1,970,000     Skilled Healthcare Group, Inc.,              1,979,235
     5,000,000     Talecris Biotherapeutics Holdin             5,050,000
     2,992,500     Triumph HealthCare Second Holdi              3,015,880
     311,688       Warner Chilcott Co., Inc., Dovo                  313,441
     2,142,343     Warner Chilcott Co., Inc., Tran              2,158,984
     593,570       Warner Chilcott Corp., Tranche                   598,181
                                                   $      82,258,849
                   Housing - 6.9%
     2,422,857     Associated Materials, Inc., Ter $         2,438,000
     7,759,765     Atrium Companies, Inc., Closing             7,709,652
     2,500,000     BioMed Realty, L.P., Senior Sec             2,493,750
     2,821,238     Custom Building Products, Inc.,             2,830,054
     1,324,250     Desa, LLC, Term Loan, 11.12% -                 1,191,825
     1,000,000     Edge Star Partners, LLC (Harmon               1,001,250
     4,500,000     Edge Star Partners, LLC (Harmon             4,432,500
     5,000,000     LNR Property Corp., Initial Tra             5,043,750
     997,500       Orchard Supply Hardware, LLC, T              1,008,098
     962,963       Playpower, Inc., Tranche B Doll                 970,185
     4,000,000     Woodlands Commercial Properties             4,005,000
                                                   $       33,124,064
                   Information Technology - 11.5%
     7,205,458     Advanced Micro Devices, Inc., T $          7,281,605
     2,674,265     Applied Systems, Inc., Term Loa              2,690,145
     2,977,500     Data Transmission Network Corp.             2,992,387
     4,000,000     GXS Worldwide, Inc., First Lien             4,060,000
     2,000,000     GXS Worldwide, Inc., Second Lie             2,030,000
     2,052,000     Infor Enterprise Solutions Hold             2,068,929
     3,933,000     Infor Enterprise Solutions Hold              3,973,313
     883,333  (b)  Inovis International, Inc., Ter                883,333
     1,496,250     IPC Systems, Inc., First Lien T               1,514,953
     4,000,000     NameMedia, Inc., Term Loan, 11.             4,020,000
     985,000       Nuance Communications, Inc., Te                988,078
     2,000,000     Open Solutions, Inc., Term Loan              2,021,250
     972,222       Quantum Corp., First Lien Term                 973,438
     1,510,097     Semiconductor Components Indust               1,515,760
     2,587,500     Serena Software, Inc., Term Loa              2,616,609
     2,000,000     Sitel, LLC (ClientLogic), U.S.               2,015,000
     4,000,000     Spansion LLC, Term Loan B, 8.36             4,043,332
     6,895,000     SunGard Data Systems, Inc. (Sol             6,972,569
     2,932,538     Telcordia Technologies, Inc., T              2,906,421
                                                   $       55,567,122
                   Manufacturing - 1.7%
     1,000,000     FCI USA, Inc., Facility Term Lo $           1,013,929
     1,000,000     FCI USA, Inc., Facility Term Lo              1,009,643
     3,960,000     Generac Acquisition Corp., Firs             3,977,325
     1,135,802     Herbst Gaming, Inc., Term Loan                1,145,977
     1,000,000     Longyear Global Holdings, Inc.                1,015,000
                                                   $           8,161,874
                   Metals & Minerals - 0.9%
     4,412,456     Murray Energy Corp., Tranche B  $          4,467,612

                   Retail - 13.8%
     13,122,589    Blockbuster, Inc., Tranche B Te $       13,255,456
     4,919,900     Burlington Coat Factory Warehou             4,932,539
     2,855,813     Dollarama Group, L.P., Replacem              2,879,016
     991,870       Eddie Bauer, Inc., Term Loan, 9                 996,581
     15,765,928    Home Interiors & Gifts, Inc., I            12,021,520
     891,434       MAPCO Express, Inc./MAPCO Famil                899,234
     1,000,000     Michaels Stores, Inc., Term Loa               1,010,833
     1,878,778(a)  Movie Gallery, Inc., Term Loan               1,876,870
     19,230,56(a)  Movie Gallery, Inc., Term Loan             19,217,357
     3,305,316     Neiman Marcus Group, Inc., Term              3,347,149
     1,997,500     Sally Holdings, LLC, Term Loan               2,021,498
     4,000,000     Toys R Us - Delaware, Inc., Tra              4,127,752
                                                   $      66,585,805
                   Service - 2.3%
     2,502,128     Alliance Laundry Systems, LLC,  $         2,525,585
     2,000,000     Education Management, LLC, Term             2,000,000
     1,779,661     Headwaters, Inc., First Lien Te              1,788,559
     1,950,000     Koosharem Corp. (Select Personn              1,969,500
     1,000,000     On Assignment, Inc., Term Loan,               1,012,500
     1,000,000     Rental Service Corp., Second Li              1,020,000
     745,000       Vanguard Car Rental USA Holding                753,847
                                                   $         11,069,991
                   Telecommunications - 7.5%
 EUR 752,152       Amsterdamse Beheer-EN Consultin $          1,007,458
 EUR 390,705       Amsterdamse Beheer-EN Consultin                523,324
 EUR 1,142,857     Amsterdamse Beheer-EN Consultin              1,536,708
 EUR 857,143       Amsterdamse Beheer-EN Consultin                1,143,177
 EUR 857,143       Amsterdamse Beheer-EN Consultin                 1,148,131
     1,000,000     Cellnet Group, Inc., Second Lie               1,012,500
     2,992,500     Intelsat Corp., Tranche B-2 Ter             3,025,792
     2,000,000     Level 3 Financing, Inc., Term L             2,005,940
 EUR 2,500,000     Nordic Telephone Company Holdin             3,338,500
 EUR 2,500,000     Nordic Telephone Company Holdin             3,352,086
     1,000,000     PAETEC Holding Corp., First Lie               1,015,250
     2,000,000     Pine Tree Holdings, Inc., (Coun             2,030,000
     1,985,683     Sorenson Communications, Inc.,              2,002,645
     1,485,000     Stratos Global Corp./Stratos Fu              1,497,375
     2,000,000     Time Warner Telecom Holdings, I              2,018,500
     2,311,657     WestCom Corp., Tranche B Term L              2,314,547
 EUR 2,415,218     Wind Telecomunicazione S.p.A.,               3,197,864
 EUR 1,500,000     Wind Telecomunicazione S.p.A.,               1,997,443
 EUR 1,500,000     Wind Telecomunicazione S.p.A.,              2,006,080
                                                   $       36,173,320

                   Transportation - 10.7%
     4,162,595     Affinia Group, Inc., Tranche B  $          4,200,321
     5,000,000     Dana Corp., DIP Term Loan, 7.88              5,014,320
     1,000,000     Delphi Corp., DIP Tranche B Fir              1,007,500
     11,000,000    Delphi Corp., DIP Tranche C Sec            11,087,659
     3,000,000     Federal-Mogul Corp., DIP Term L              3,007,125
     11,000,000    Ford Motor Co., Term Loan, 8.36             11,139,788
     2,487,500     Gainey Corp., Term Loan, 2.75%,             2,495,273
     500,000       General Motors Corp., Secured T                506,469
 EUR 2,970,000     Goodyear Dunlop Tires Europe B.             3,942,842
     845,707       Insurance Auto Auctions, Inc.,                  849,143
     2,479,909     Key Plastics, LLC/Key Safety Sy             2,523,308
     994,000       Lear Corp., First Lien Term Loa               1,000,213
     89,200        Navistar International Corp., R                   90,884
     245,300       Navistar International Corp., T                249,930
     875,000       Quality Distribution, Inc., PF                  877,188
     1,906,599     Quality Distribution, Inc., Ter                1,911,365
     1,797,188     SIRVA Worldwide, Inc., Tranche               1,785,955
                                                   $       51,689,283
                   Utility - 7.7%
     4,500,000     ANP Funding I, LLC, Tranche A T $         4,536,000
     344,828       Boston Generating, LLC, First L                348,645
     96,552        Boston Generating, LLC, First L                    97,621
     1,558,621     Boston Generating, LLC, First L              1,575,876
     1,989,691     Calpine Construction Finance Co                2,111,559
     5,700,000(c)  Calpine Corp., Second Lien Term               6,392,311
     4,975,000     Coleto Creek Power, L.P., Secon             4,863,062
     1,754,777     Coleto Creek Power, L.P., Synth               1,762,819
     3,726,497     Coleto Creek Power, L.P., Term              3,743,575
     2,000,000     GBGH, LLC (U.S. Energy), First              2,005,000
     2,000,000     HCP Acquisition, Inc., First Li             2,025,000
     2,322,771     NSG Holdings II, LLC, Initial T             2,347,450
     1,339,754     Plum Point Energy Associates, L              1,355,664
     388,571       Plum Point Energy Associates, L                 393,186
     1,142,857     Reliant Energy, Inc., New Term                1,155,267
     857,143       Reliant Energy, Inc., Pre-Funde                 866,451
     1,203,398     TPF Generation Holdings, LLC, F               1,214,464
     225,814       TPF Generation Holdings, LLC, S                 227,891
     70,788        TPF Generation Holdings, LLC, S                    71,439
                                                   $      37,093,280
                   Wireless Communication - 4.3%
     1,847,187     Centennial Cellular Operating C $          1,866,429
     9,950,000     Cricket Communications, Inc., F            10,086,812
     8,980,000     Metro PCS Wireless, Inc., New T             9,080,325
                                                   $       21,033,566
                    TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                   (Cost $636,580,585)             $     642,618,224
                    SENIOR SECURED FIXED RATE LOAN INTERESTS  - 0.4%  of Net
Assets
                   Telecommunications - 0.4%
     2,000,000     Qwest Corp., Tranche B Term Loa $         2,055,834
                    TOTAL SENIOR SECURED FIXED RATE LOAN INTERESTS
                   (Cost $1,982,567)               $         2,055,834
                   CONVERTIBLE BONDS & NOTES - 0.9% of Net Assets
                   Cable - 0.9%
     3,000,000     Charter Communications, Inc., 5 $         4,267,500
                    TOTAL CONVERTIBLE BONDS & NOTES
                   (Cost $2,527,957)               $         4,267,500
                   CORPORATE NOTES - 6.6%  of Net Assets
                   Chemicals - 0.6%
     3,000,000(c)  Solutia, Inc., 7.375%, 10/15/27 $         2,902,500

                   Energy - 0.4%
     2,000,000(d)  Secunda International, Ltd., 13 $         2,085,000

                   Healthcare - 1.1%
     2,000,000(a)  HCA  Inc., 10.375%, 11/15/16 (1 $          2,160,000
     2,000,000     Pharma V (Duloxetine), 13.0%, 1              2,010,000
     1,038,293(a)(dPharma VI (Rotavax), 10.598%, 1              1,038,293
                                                   $         5,208,293
                   Housing - 0.4%
     2,000,000(d)  Builders FirstSource, Inc., 9.6 $         2,040,000

                   Information Technology - 1.2%
     400,000  (d)  Freescale Semiconductor, Inc.,  $            404,000
     5,000,000(d)  NXP BV, 8.11%, 10/15/13 (144A)                5,112,500
                                                   $          5,516,500
                   Service - 0.2%
     1,000,000     United Rentals North America, 7 $          1,005,000

                   Transportation - 1.1%
     5,000,000(d)  American Tire Distributors, Inc $         5,062,500

                   Wireless Communication - 1.6%
     5,000,000     Clearwire Corp., 11.0%, 8/15/10 $         7,775,000
                    TOTAL CORPORATE NOTES
                   (Cost $27,994,341)              $       31,594,793
     Shares
                   COMMON STOCK - 1.7% of Net Assets
                   Utility - 1.7%
     223,206  (e)  Mirant Corp.                    $          8,316,656
                   TOTAL COMMON STOCK
                   (Cost $5,670,713)               $          8,316,656

                   WARRANTS - 0.0% of Net Assets
                   Gaming & Leisure - 0.0%
     13,873   (b)(eOpBiz, LLC, Term A, Exp. 8/31/1 $                         -
     32       (b)(eOpBiz, LLC, Term B, Exp. 8/31/1                             -
                                                   $                         -
                   Wireless Communication - 0.0%
     400,000  (e)  Clearwire Corp., Exp. 8/15/10   $                         -
                   TOTAL WARRANTS
     Principal     (Cost $0)                       $                         -
     Amount
     USD ($)       TEMPORARY CASH INVESTMENT - 11.0% of Net Assets
                   Repurchase Agreement - 11.0%
     53,000,000    UBS Warburg, Inc., 5.23%, dated 2/28/07, repurchase price of
                   $53,000,000 plus accrued interest on 3/1/07 collateralized by
                   $52,232,000 U.S. Treasury Notes $      53,000,000

                   TOTAL TEMPORARY CASH INVESTMENT
                   (Cost $53,000,000)              $      53,000,000

                   TOTAL INVESTMENTS IN SECURITIES - 153.6%
                   (Cost $727,756,163) (f)         $     741,853,007
                   OTHER ASSETS AND LIABILITIES -  $      (24,119,877)
                   PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                   DIVIDENDS PAYABLE - (48.6)%     $  (234,663,606)
                   NET ASSETS APPLICABLE TO COMMON $    483,069,524

              NR   Security not rated by S&P or Mo

              * Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.
                   The rate shown is the coupon rate at period end.

              (144ASecurity is exempt from registration under Rule 144A of the
                   Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2007 the value of these securities amounted to $18,499,793 or3.8% of net assets applicable to common shareowners.

              (a) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

              (b) Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $7,883,333. The aggregate value
                   $7,886,045 represents 1.6% of the net assets.

              (c)  Security is in default and is non-income producing.

              (d) Floating Rate Note. The rate shown is the rate at February 28, 2007.

              (e)  Non-income producing security.

              (f) At February 28, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $727,790,820 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value ove $       17,492,702
                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost             (3,430,515)
                     Net unrealized gain           $        14,062,187

                     For financial reporting purposes net unrealized gain on
                   investments was $14,096,844 and cost of
                     investments aggregated $727,756,163.

                   For the period ended February 28, 2007, the Trust had unfunded loan commitments of $7,323,567, which would be extended at the option of the borrower, pursuant to the following loan agreements:
                                                    Unfunded
                   Borrower                        Commitment
                   Cricket  Communications, Inc. ( $         2,000,000
                   DeCrane Aircraft Holdings, Inc.              1,000,000
                   Herbst Gaming, Inc., Delayed Dr                 864,198
                   Lucite International U.S. Finco                259,542
                   Millennium Digital Media System               1,718,605
                   Trump Entertainment Resorts Hol               1,481,222
                                                   $         7,323,567

                   Principal amounts are denominated in U.S. dollars unless otherwise noted.
                   EUR - Euro



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 27, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 27, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 27, 2007

* Print the name and title of each signing officer under his or her signature.